Note 3 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
		Useful life (Years)
Purchase price allocation:
Cash and cash equivalents	$5,279,425
Prepaid expenses and current assets	1,135,765
Accounts receivable	2,143,957
Property and equipment, net	47,770
Rental deposit	72,431
Acquired intangible assets:
Precious metal trading right	699,414
Customer relationship	1,250,813	4.3
Guarantee fund deposits	1,626,545

Total assets acquired	12,256,120
Accrued expenses and other current liabilities	(2,810,425)
Deferred tax liabilities	(487,557)

Total net assets	8,958,138
Noncontrolling interest	(9,508,295)
Goodwill	7,056,338

Total purchase price	$6,506,181
		Useful life (Years)
Purchase price allocation:
Cash and cash equivalents	$121,044
Prepaid expenses and current assets	339,296
Accounts receivable	4,912
Acquired intangible assets:
Security consulting license	598,657	15

Total assets acquired	1,063,909
Accrued expenses and other current liabilities	(274,748)
Deferred tax liabilities	(149,664)
Income tax payable	612

Total net assets	640,109
Goodwill	168,887

Total purchase price	$808,996
		Useful life (Years)
Purchase price allocation:
Acquired intangible assets:
Securities consulting license	$2,751,148	15
Deferred tax liabilities	(687,787)
Total purchase price	$2,063,361
		Useful life (Years)
Purchase price allocation:
Cash and cash equivalents	$14,073
Prepaid and other current assets	215,868
Accounts receivable	949
Property and equipment, net	625,258
Rental deposit	8,998
Acquired intangible assets
Security consulting license	2,065,168	15
Core technology	66,465	5

Total assets acquired	2,996,779

Accounts payable	(137,665)
Accrued expenses and other current liabilities	(1,608,027)
Income tax payable	(30,780)
Deferred tax liabilities	(532,908)

Total net assets	687,399
Noncontrolling interest	(871,960)
Goodwill	3,033,068

Total purchase price	$2,848,507

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Purchase price allocation:
Property and equipment, net	$199,803
Total assets acquired	199,803
Goodwill	6,544,150
Cash consideration	4,044,980
The fair value of 30% shares of CFO GB	1,760,861
The fair value of 30% shares of CFO MF	804,142
Contingent consideration of 5% shares of CFO MF	133,970
Total purchase price	$6,743,953

Business Acquisition, Pro Forma Information [Table Text Block]
	For the year ended December 31,
	2012	2013
	(unaudited)	(unaudited)

Revenues	$36,237,382	$60,646,859
Net loss attributable to China Finance Online Co., Limited	(15,202,149)	(9,978,159)

Net loss per share attributable to China Finance Online Co. Limited
- basic	$(0.14)	$(0.09)
- diluted	$(0.14)	$(0.09)